Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan [Abstract]
Equity incentive plan
	Number of Non-vested shares	Weighted average grant date fair value per non-vested shares
Balance as at January 1, 2012	8,510,150	$5.60
Vested	(150)	33.59
Balance June 30, 2012	8,510,000	$5.60

Ocean Rig UDW Equity Incentive Plan
	Number of	Weighted average grant
	non vested shares	date fair value per
		non vested shares
Balance as at January 1, 2012	-	$-
Granted	145,650	16.37
Forfeited	(3,000)	16.50
Balance June 30, 2012	142,650	$16.37